Short-term and long-term bank loans	6 Months Ended
Mar. 31, 2023
Short-term and long-term bank loans
Short-term and long-term bank loans

Note 13 – Short-term and long-term bank loans

	March 31,	September 30,
	2023	2022
	(unaudited)
Short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	$1,820,141	$1,757,223
China Zheshang Bank Co., Ltd.	1,295,940	1,251,142
Bank of Beijing (Yangzhou Branch)	728,056	702,888
Pingan Bank Co., Ltd.	436,835	-
Total short-term bank loans	$4,280,972	$3,711,253
Long-term bank loans	-	-
Long-term bank loan, current portion
WeBank Co., Ltd.	-	$20,009
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	$436,834	$421,733
Kincheng Bank Co., Ltd.	242,685	-
Total long-term loans	$679,519	$441,742

Total short-term and long-term loans	$4,960,491	$4,152,995

The following table summarizing the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of each secured and unsecured short-term and long-term bank loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of March 31, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	May 25, 2022	May 25, 2023	4,500,000	$655,251	3.80%	1
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2022	June 24, 2023	5,000,000	728,056	4.35%	2
Bank of Beijing (Yangzhou Branch)	December 9, 2022	December 8, 2023	5,000,000	728,056	4.75%	3
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	582,445	5.5%	4
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	713,495	5.5%	5
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	436,835	6.0%	6
Total secured short-term bank loans			26,400,000	$3,844,138
Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	December 7, 2022	June 5, 2023	1,500,000	218,417	4.65%	10
Industrial and Commercial Bank of China (Tahe Branch)	December 8, 2022	June 6, 2023	1,500,000	218,417	4.65%	10
Total unsecured short-term bank loans			29,400,000	$436,834

Total short-term bank loans			55,800,000	$4,280,972

Secured long-term bank loans
Long-term bank loan, non-current portion
Kincheng Bank Co., Ltd.	November 30, 2022	December 2, 2024	1,666,667	242,685	18.00%	7
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	436,834	6.31%	8
Total long-term bank loans			4,666,667	$679,519

Total short-term and long-term bank loans			60,466,667	$4,960,491
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2022	date	date	in RMB	in USD	rate	Note
Secured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	May 25, 2022	May 25, 2023	4,500,000	$632,600	3.80%	1
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2022	June 24, 2023	5,000,000	702,889	4.35%	2
Bank of Beijing (Yangzhou Branch)	December 21, 2021	December 20, 2022	5,000,000	702,888	4.75%	3
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	562,311	5.5%	4
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	688,831	5.5%	5
Total secured short-term bank loans			23,400,000	$3,289,519

Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	December 14, 2021	December 9, 2022	1,500,000	$210,867	3.85%
Industrial and Commercial Bank of China (Tahe Branch)	December 15, 2021	December 10, 2022	1,500,000	210,867	3.85%
Total unsecured short-term bank loans			3,000,000	$421,734

Total short-term bank loans			26,400,000	$3,711,253

Secured long-term bank loans
Long-term bank loan, current portion
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	142,331	$20,009	10.26%	9
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	421,733	6.31%	8
Total long-term bank loans			3,142,331	$441,742

Total short-term and long-term bank loans			29,542,331	$4,152,995

(1)

The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance. Subsequent to March 31, 2023, the maturity of this loan was renewed to April 19, 2024.

(2)

The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance, personal guaranteed by Mr. Wenhua Liu, who is a legal representative of Khingan Forasen and a director of CN Energy, and is collateralized by the property, plant and equipment of Khingan Forasen, with a net book value of RMB2.1 million (equivalent to approximately $0.3 million as of March 31, 2023). Subsequent to March 31, 2023, the maturity of this loan was renewed to May 28, 2024.

(3)

The loan is guaranteed by a third party, Yangzhou High Tech Financing Guarantee Co., Ltd, Ms. Yefang Zhang, principal shareholder, and Mr. Zhengyu Wang, former CEO and spouse of principal shareholder, for up to 100% of the outstanding principal and normal interest balance.

(4)

The loan is collateralized by a property owned by a third party, Sigma Holdings (Hangzhou) Co., Ltd, which has a valuation of RMB5.35 million (equivalent to approximately $752,091), is guaranteed by, Ms. Yefang Zhang, a principal shareholder, and by a subsidiary of CN Energy, CN Energy Development. Subsequent to March 31, 2023, the loan was fully repaid.

(5)	This loan is guaranteed by, Ms. Yefang Zhang, a principal shareholder, and by a subsidiary of CN Energy, CN Energy Development. Subsequent to March 31, 2023, the loan was fully repaid.
(6)	The loan is guaranteed by a director of CN Energy for up to RMB6.5 million ($0.9 million) of the outstanding principal and normal interest balance.
(7)	The loan is guaranteed by a director of CN Energy for up to RMB6.5 million ($0.9 million) of the outstanding principal and normal interest balance.
(8)	The loan is guaranteed by a subsidiary of CN Energy, CN Energy Development.
(9)

This line of credit agreement with WeBank Co., Ltd is unconditionally guaranteed by the legal representative of Hangzhou Forasen for a maximum amount of RMB5 million (equivalent to approximately $703,000 as of September 30, 2022).

(10)	Subsequent to March 31, 2023, the maturity of this loan was renewed to November 22, 2023.